Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	DEF 14A
Entity Registrant Name	Sunstone Hotel Investors, Inc.
Entity Central Index Key	0001295810
Amendment Flag	false